Stock-Based Compensation (Details) - Schedule of Black-Scholes option-pricing model	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Black-Scholes option-pricing model [Abstract]
Expected term (years)	5 years 9 months 7 days	5 years 2 months 26 days	5 years 2 months 26 days	5 years 6 months 14 days
Risk-free interest rate	1.05%	0.49%	0.48%	2.03%
Expected volatility	79.40%	68.47%	68.50%	57.23%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%